Equity (Details) - Schedule of Fair Value of Outstanding Warrants	12 Months Ended
Dec. 31, 2023 USD ($) shares
Public Warrants [Member] | Warrants [Member]
Schedule of Fair Value of Outstanding Warrants [Line Items]
Beginning balance, Warrants | shares
Public Warrants, Warrants | shares	13,800,000
Exercised, Warrants | shares	(76,350)
Ending balance, Warrants | shares	13,723,650
Public Warrants [Member] | Fair Value [Member]
Schedule of Fair Value of Outstanding Warrants [Line Items]
Beginning balance, Fair value | $
Public Warrants, Fair value | $	14,490,000
Exercised, Fair value | $	(80,168)
Ending balance, Fair value | $	$ 14,409,833
Private Warrants [Member] | Warrants [Member]
Schedule of Fair Value of Outstanding Warrants [Line Items]
Beginning balance, Warrants | shares
Public Warrants, Warrants | shares	667,500
Ending balance, Warrants | shares	667,500
Private Warrants [Member] | Fair Value [Member]
Schedule of Fair Value of Outstanding Warrants [Line Items]
Beginning balance, Fair value | $
Public Warrants, Fair value | $	607,425
Ending balance, Fair value | $	$ 607,425